Related party transactions - Details of transactions with related party (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 26, 2018
Disclosure of transactions between related parties [line items]
Royalty expense		$ 800	$ 1,800
Other expense		49	50
Right-of-use assets, net		4,046	6,147	$ 4,308	$ 7,071
Lease liabilities		4,486	6,538	4,673	$ 7,577
Payments		269	896
Interest expenses		61	104
4.6% Senior Notes
Disclosure of transactions between related parties [line items]
Borrowings, interest rate						4.60%
4.6% Senior notes with related party		34,095		34,014
Accrued interest on 4.6% Senior Notes with related party	$ 9,600
Interest expense		390	432
Controlling shareholder
Disclosure of transactions between related parties [line items]
Royalty expense		446	619
Other expense		1,793	1,125
Accounts payable and accrued expenses		1,898		1,958
Other receivables		3		3
Right-of-use assets, net		2,094		2,238
Lease liabilities		2,198		2,335
Payments		169	323
Interest expenses		$ 25	$ 81
Controlling shareholder | 4.6% Senior Notes
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		4.60%
4.6% Senior notes with related party		$ 34,095		34,014
Accrued interest on 4.6% Senior Notes with related party		$ 1,325		$ 936